Consolidated Statements of Comprehensive Loss (Parenthetical) - CNY (¥)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Unaudited Condensed Consolidated Statements of Comprehensive Loss
Fair value changes of convertible notes due to instrument-specific credit risk, tax	¥ 0	¥ 0	¥ 0
Unrealized gain on short-term investment, tax			0
Foreign currency translation adjustment, tax	¥ 0	¥ 0	¥ 0